Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [Abstract]
Schedule of Financial Instruments with Variable Interest Rates	Following the completed disposal on July 27, 2026, the Group was unconditionally released from all obligations under these facilities (refer to Note 4 and Note 31).

Impact on loss before income taxes
	June 30, 2026	June 30, 2025
Interest rates - increase/decrease by 1%	Nil*	+/-12,301

*	As of June 30, 2026, the Company had no variable-rate borrowings in continuing operations following the reclassification of legacy bank borrowings to liabilities held for sale (refer to Note 4).

Schedule of Undiscounted Financial Liabilities

The table below summaries the maturities of the Company’s undiscounted financial  liabilities, based on contractual payment dates.

	On demand	Less than 3 months	3 months to 1 year	Over 1 year	Total
	AUD$	AUD$	AUD$	AUD$	AUD$
June 30, 2026
Continuing operations
Trade and other payables	-	-	6,622,148	-	6,622,148
Total continuing operations	-	-	6,622,148	-	6,622,148
Liabilities classified as held for sale [1]
Lease liabilities	-	26,961	68,961	693,000	788,922
Secured borrowings	-	2,797,192	741,266	3,720,498	7,258,956
Trade and other payables	-	-	6,876,484	-	6,876,484
Amount due to related parties	-	-	6,538,008	245,345	6,783,353
Total liabilities held for sale	-	2,824,153	14,224,719	4,658,843	21,707,715
Total	-	2,824,153	20,846,867	4,658,843	28,329,863
June 30, 2025
Lease liabilities	-	22,277	66,832	790,235	879,344
Promissory notes	-	1,026,874	511,448	-	1,538,322
Convertible note	-	-	1,169,690	-	1,169,690
Secured borrowings	-	1,219,066	966,880	4,286,191	6,472,137
Income tax payable	-	-	-	-	-
Trade and other payables	-	4,083,460	5,755,168	2,906,002	12,744,630
Amount due to related parties	-	-	5,880,571	688,059	6,568,630
Total	-	6,351,677	14,350,589	8,670,487	29,372,753
June 30, 2024
Lease liabilities	-	31,962	95,885	1,107,924	1,235,771
Promissory notes	-	-	943,252	-	943,252
Convertible note	-	-	1,181,953	-	1,181,953
Secured borrowings	-	-	489,287	5,541,197	6,030,484
Income tax payable	-	128,927	184,036	-	312,963
Trade and other payables	-	5,171,490	1,533,687	3,161,341	9,866,518
Amount due to related parties	-	589,166	3,522,495	4,530,507	8,642,168
Total	-	5,921,545	7,950,595	14,340,969	28,213,109